Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-FL9

Commercial Mortgage Pass-Through Certificates, Series 2016-FL9

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

10 March 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-FL9 Commercial Mortgage Pass-Through Certificates, Series 2016-FL9 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans and Mezzanine Loans (as defined in Attachment A), which contain various source documents (the “Source Documents”) relating to the Mortgage Loans, Mezzanine Loans and the Mortgaged Properties (as defined in Attachment A),
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with the attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 March 2016

Attachment A Page 1 of 16

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-FL9 (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of the only note or a senior note with respect to each of five floating rate mortgage loans (the “Mortgage Loans”) secured by first liens on commercial real properties (the “Mortgaged Properties”),
c.	All of the Mortgage Loans will be treated as being “componentized” and will each consist of a senior component (the “Senior Components”) and two subordinate components (each, “Component B-1” and “Component B-2,” and together, the “Junior Components”),
d.	With respect to one of the Mortgage Loans, there exists a subordinate note (the “Subordinate Interest,” together with the Mortgage Loans, the “Whole Loans”) which is junior to the related Mortgage Loan and which will not be an asset of the Issuing Entity,
e.	Four of the Mortgage Loans have a related senior mezzanine loan (the “Mezzanine A Loans”) and
f.	With respect to one of the Mortgage Loans with a related Mezzanine A Loan, there exists a related junior mezzanine loan (the “Mezzanine B Loan,” together with the Mezzanine A Loans, the “Mezzanine Loans”).

For the purpose of the procedures described in this report, each Whole Loan, together with its related Mezzanine Loan(s), is hereinafter referred to as the “Total Debt associated with each Whole Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgaged Properties, Senior Components, Junior Components, Mortgage Loans, Subordinate Interest, Whole Loans, Mezzanine Loans, Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property as of the due date of each Whole Loan in March 2016 (the “Reference Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

For each Mortgage Loan and Mortgaged Property on the Preliminary Data File, we compared the Compared Characteristics shown on Exhibit 1 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 1 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 1 of Attachment A and the next paragraph of this Item 1.

Attachment A Page 2 of 16

1. (continued)

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgaged Properties, Senior Components, Junior Components, Mortgage Loans, Subordinate Interest, Whole Loans, Mezzanine Loans, Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property as of the Reference Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 1 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Term (Excluding Extensions) and
ii.	Original Term (Including Extension Options)

of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 16

6.	Using the:
a.	Seasoning,
b.	Original Term (Excluding Extensions) and
c.	Original Term (Including Extension Options)

of each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity and
ii.	Remaining Term (Including Extensions)

of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	With respect to the Whole Loans and Mezzanine Loans, the applicable Source Documents indicate that the Whole Loans and Mezzanine Loans are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to use:
a.	The “Original Term (Excluding Extensions)” of each Whole Loan, as shown on the Final Data File, for the interest-only period of each Whole Loan (the “IO Period”),
b.	The “Whole Loan Original Balance” of each Whole Loan and, with respect to the:
i.	New England Hotel Portfolio Mortgage Loan (as defined in Note 2 of Exhibit 1 to Attachment A) and
ii.	Greenfield Industrial Portfolio Mortgage Loan (as defined in Note 10 of Exhibit 1 to Attachment A) (together with the New England Hotel Portfolio Mortgage Loan, the “Multiple Property Loans”),

which are each secured by multiple Mortgaged Properties (the “Underlying Properties”), the “Whole Loan Original Balance” of each related Underlying Property, as shown on the Final Data File, for the:

(a)	Principal balance of each Whole Loan and Underlying Property as of the Reference Date (the “Whole Loan Cut-off Balance”),
(b)	Principal balance of each Whole Loan and Underlying Property as of the “Initial Maturity Date” of each Whole Loan (the “Whole Loan Initial Maturity Balance”) and
(c)	Principal balance of each Whole Loan and Underlying Property as of the “Fully Extended Maturity Date” of each Whole Loan (the ”Whole Loan Final Maturity Balance”),
c.	The “First Mortgage Original Balance” of each Mortgage Loan and, with respect to the Multiple Property Loans, the “First Mortgage Original Balance” of each related Underlying Property, as shown on the Final Data File, for the:
i.	Principal balance of each Mortgage Loan and Underlying Property as of the Reference Date (the “First Mortgage Cut-off Balance”),
ii.	Principal balance of each Mortgage Loan and Underlying Property as of the “Initial Maturity Date” of each Mortgage Loan (the “First Mortgage Initial Maturity Balance”) and
iii.	Principal balance of each Mortgage Loan and Underlying Property as of the “Fully Extended Maturity Date” of each Mortgage Loan (the ”First Mortgage Final Maturity Balance”),

Attachment A Page 4 of 16

7. (continued)

d.	The “B-Note Original Balance” of the Subordinate Interest and each related Underlying Property, as shown on the Final Data File, for the:
i.	Principal balance of the Subordinate Interest and each related Underlying Property as of the Reference Date (the “B-Note Cut-off Balance”),
ii.	Principal balance of the Subordinate Interest and each related Underlying Property as of the “Initial Maturity Date” of the Subordinate Interest (the “B-Note Initial Maturity Balance”) and
iii.	Principal balance of the Subordinate Interest and each related Underlying Property as of the “Fully Extended Maturity Date” of the Subordinate Interest (the ”B-Note Final Maturity Balance”),
e.	The “Mezzanine A Original Balance” of each Mezzanine A Loan and, with respect to the Multiple Property Loans, the “Mezzanine A Original Balance” of each related Underlying Property, as shown on the Final Data File, for the:
i.	Principal balance of each Mezzanine A Loan and Underlying Property as of the Reference Date (the “Mezzanine A Cut-off Balance”),
ii.	Principal balance of each Mezzanine A Loan and Underlying Property as of the “Initial Maturity Date” of each Mezzanine A Loan (the “Mezzanine A Initial Maturity Balance”) and
iii.	Principal balance of each Mezzanine A Loan and Underlying Property as of the “Fully Extended Maturity Date” of each Mezzanine A Loan (the “Mezzanine A Final Maturity Balance”) and
f.	The “Mezzanine B Original Balance” of the Mezzanine B Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine B Loan as of the Reference Date (the “Mezzanine B Cut-off Balance”),
ii.	Principal balance of the Mezzanine B Loan as of the “Initial Maturity Date” of the Mezzanine B Loan (the “Mezzanine B Initial Maturity Balance”) and
iii.	Principal balance of the Mezzanine B Loan as of the “Fully Extended Maturity Date” of the Mezzanine B Loan (the “Mezzanine B Final Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “First Mortgage Cut-off Balance” of each Mortgage Loan and Underlying Property, as shown on the Final Data File, we recalculated the “% of Mortgage Balance” of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 16

9.	Using the:
a.	Mezzanine A Original Balance,
b.	Mezzanine B Original Balance,
c.	Mezzanine A Cut-off Balance,
d.	Mezzanine B Cut-off Balance,
e.	Mezzanine A Initial Maturity Balance,
f.	Mezzanine B Initial Maturity Balance,
g.	Mezzanine A Final Maturity Balance and
h.	Mezzanine B Final Maturity Balance

of each Mezzanine A Loan, Mezzanine B Loan and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mezzanine Debt Original Balance,
ii.	Mezzanine Debt Cut-off Balance,
iii.	Mezzanine Debt Initial Maturity Balance and
iv.	Mezzanine Debt Final Maturity Balance

of each Mezzanine Loan and each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Balance,
d.	Mezzanine Debt Cut-off Balance,
e.	Whole Loan Initial Maturity Balance,
f.	Mezzanine Debt Initial Maturity Balance,
g.	Whole Loan Final Maturity Balance and
h.	Mezzanine Debt Final Maturity Balance

of each Whole Loan, Mezzanine Loan and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Balance,
iii.	Total Debt Initial Maturity Balance and
iv.	Total Debt Final Maturity Balance

of the Total Debt associated with each Whole Loan and the Total Debt associated with each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 16

11.	Using the:
a.	Units,
b.	Senior Component,
c.	Component B-1,
d.	Component B-2,
e.	Whole Loan Cut-off Balance and
f.	Total Debt Cut-off Balance

of each Mortgaged Property, Senior Component, Component B-1, Component B-2, Whole Loan and the Total Debt associated with each Whole Loan, respectively, all as shown on the Final Data File, we recalculated the:

i.	Senior Component Balance Per Unit,
ii.	Component B-1 Balance Per Unit,
iii.	Component B-2 Balance Per Unit,
iv.	Whole Loan Loan Per Unit and
v.	Total Debt Loan Per Unit

of each Senior Component, Component B-1, Component B-2, Whole Loan and the Total Debt associated with each Whole Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Depositor instructed us to use the value for each characteristic listed in i. through v. above for the Multiple Property Loan as the corresponding value for each characteristic listed in i. through v. above for each related Underlying Property.

Attachment A Page 7 of 16

12.	Using the:
a.	Appraised Value ($),
b.	First Mortgage Cut-off Balance,

c.                Senior Component,

d.               Component B-1,

e.               Component B-2,

f.	Whole Loan Cut-off Balance,
g.	Total Debt Cut-off Balance,
h.	First Mortgage Initial Maturity Balance,
i.	Whole Loan Initial Maturity Balance and
j.	Total Debt Initial Maturity Balance

of each Mortgaged Property, Mortgage Loan, Senior Component, Component B-1, Component B-2, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Current First Mortgage LTV,
ii.	Senior Component UW LTV,
iii.	Component B-1 UW LTV,
iv.	Component B-2 UW LTV,
v.	Current Whole Loan LTV,
vi.	Current Total Debt LTV,
vii.	Maturity First Mortgage LTV,
viii.	Maturity Whole Loan LTV and
ix.	Maturity Total Debt LTV

of each Mortgage Loan, Senior Component, Component B-1, Component B-2, Whole Loan and the Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round each characteristic listed in i. through ix. above to the nearest 1/10th of one percent.

For each Multiple Property Loan, the Depositor instructed us to use the value for each characteristic listed in i. through ix. above for the Multiple Property Loan as the corresponding value for each characteristic listed in i. through ix. above for each related Underlying Property.

13.	Using the:
a.	Original Lockout Payments and
b.	Seasoning

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Remaining Lockout Payments” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 16

14.	Using the:
a.	Mezzanine A Margin,
b.	Mezzanine B Margin,
c.	Mezzanine A Original Balance and
d.	Mezzanine B Original Balance

of each Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the “Wtd. Avg. Mezzanine Margin” of each Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Whole Loan Margin,
b.	Wtd. Avg. Mezzanine Margin,
c.	Whole Loan Original Balance and
d.	Mezzanine Debt Original Balance

of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	LIBOR Floor,
b.	LIBOR Cap,
c.	LIBOR Rounding Methodology,
d.	First Mortgage Margin,
e.	Mezzanine A Margin,
f.	Mezzanine B Margin,
g.	Wtd. Avg. Mezzanine Margin,
h.	Whole Loan Margin and
i.	Total Debt Margin

of each Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 0.4000% that was provided by the Depositor, we recalculated the:

i.	First Mortgage Interest Rate,
ii.	Mezz A Interest Rate,
iii.	Mezz B Interest Rate,
iv.	Mezz Loan Interest Rate,
v.	Whole Loan Interest Rate and
vi.	Total Debt Interest Rate

of each Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine Loan, Whole Loan and the Total Debt associated with each Whole Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 16

17.	Using the:
a.	LIBOR Cap,
b.	First Mortgage Margin,
c.	Mezzanine A Margin,
d.	Mezzanine B Margin,
e.	Wtd. Avg. Mezzanine Margin,
f.	Whole Loan Margin and
g.	Total Debt Margin

of each Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	First Mortgage Interest Rate (at LIBOR Cap),
ii.	Mezz A Interest Rate (at LIBOR Cap),
iii.	Mezz B Interest Rate (at LIBOR Cap),
iv.	Mezz Loan Interest Rate (at LIBOR Cap),
v.	Whole Loan Interest Rate (at LIBOR Cap) and
vi.	Total Debt Interest Rate (at LIBOR Cap)

of each Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine Loan, Whole Loan and the Total Debt associated with each Whole Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	First Mortgage Original Balance,
b.	First Mortgage Interest Rate,
c.	First Mortgage Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of each Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 18., we recalculated the:

i.	Annual First Mortgage Debt Service,
ii.	Monthly First Mortgage Debt Service,
iii.	Annual First Mortgage Debt Service (at LIBOR Cap) and
iv.	Monthly First Mortgage Debt Service (at LIBOR Cap)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual First Mortgage Debt Service” of each Mortgage Loan as the product of:

i.	The “First Mortgage Original Balance,” as shown on the Final Data File,
ii.	The “First Mortgage Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 10 of 16

18. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual First Mortgage Debt Service (at LIBOR Cap)” of each Mortgage Loan as the product of:

i.	The “First Mortgage Original Balance,” as shown on the Final Data File,
ii.	The “First Mortgage Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly First Mortgage Debt Service” and “Monthly First Mortgage Debt Service (at LIBOR Cap)” of each Mortgage Loan as 1/12th of the “Annual First Mortgage Debt Service” and “Annual First Mortgage Debt Service (at LIBOR Cap),” respectively.

19.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of each Whole Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 19., we recalculated the:

i.	Annual Whole Loan Debt Service,
ii.	Monthly Whole Loan Debt Service,
iii.	Annual Whole Loan Debt Service (at LIBOR Cap) and
iv.	Monthly Whole Loan Debt Service (at LIBOR Cap)

of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of each Whole Loan as the product of:

i.	The “Whole Loan Original Balance,” as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at LIBOR Cap)” of each Whole Loan as the product of:

i.	The “Whole Loan Original Balance,” as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” and “Monthly Whole Loan Debt Service (at LIBOR Cap)” of each Whole Loan as 1/12th of the “Annual Whole Loan Debt Service” and “Annual Whole Loan Debt Service (at LIBOR Cap),” respectively.

Attachment A Page 11 of 16

20.	Using the:
a.	Total Debt Original Balance,
b.	Total Debt Interest Rate,
c.	Total Debt Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 20., we recalculated the:

i.	Annual Total Debt Debt Service,
ii.	Monthly Total Debt Debt Service,
iii.	Annual Total Debt Debt Service (at LIBOR Cap) and
iv.	Monthly Total Debt Debt Service (at LIBOR Cap)

of the Total Debt associated with each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service” of the Total Debt associated with each Whole Loan as the product of:

i.	The “Total Debt Original Balance,” as shown on the Final Data File,
ii.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with each Whole Loan as the product of:

i.	The “Total Debt Original Balance,” as shown on the Final Data File,
ii.	The “Total Debt Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service” and “Monthly Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with each Whole Loan as 1/12th of the “Annual Total Debt Debt Service” and “Annual Total Debt Debt Service (at LIBOR Cap),” respectively.

Attachment A Page 12 of 16

21.	Using the:
a.	Underwritten NOI ($),
b.	Underwritten Net Cash Flow ($),
c.	Annual First Mortgage Debt Service,
d.	Annual First Mortgage Debt Service (at LIBOR Cap),
e.	Annual Whole Loan Debt Service,
f.	Annual Whole Loan Debt Service (at LIBOR Cap),
g.	Annual Total Debt Debt Service,
h.	Annual Total Debt Debt Service (at LIBOR Cap),
i.	First Mortgage Original Balance,
j.	Whole Loan Original Balance and
k.	Total Debt Original Balance

of each Mortgaged Property, Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	First Mortgage NCF DSCR,
ii.	First Mortgage NOI DSCR,
iii.	First Mortgage NCF DSCR at LIBOR Cap,
iv.	First Mortgage NOI DSCR at LIBOR Cap,
v.	First Mortgage NCF DY,
vi.	First Mortgage NOI DY,
vii.	Whole Loan NCF DSCR,
viii.	Whole Loan NOI DSCR,
ix.	Whole Loan NCF DSCR at LIBOR Cap,
x.	Whole Loan NOI DSCR at LIBOR Cap,
xi.	Whole Loan NCF DY,
xii.	Whole Loan NOI DY,
xiii.	Total Debt NCF DSCR,
xiv.	Total Debt NOI DSCR,
xv.	Total Debt NCF DSCR at LIBOR Cap,
xvi.	Total Debt NOI DSCR at LIBOR Cap,
xvii.	Total Debt NCF DY and
xviii.	Total Debt NOI DY

of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Depositor instructed us to use the value for each characteristic listed in i. through xviii. above for the Multiple Property Loan as the corresponding value for each characteristic listed in i. through xviii. above for each related Underlying Property.

Attachment A Page 13 of 16

22.	Using the:
a.	Senior Component,
b.	First Mortgage Margin,
c.	LIBOR Cap,
d.	LIBOR Rounding Methodology and
e.	Accrual Basis

of each Senior Component and Mortgage Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 0.4000% that was provided by the Depositor and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 22., we calculated the:

i.	Annual Senior Component Debt Service and
ii.	Annual Senior Component Debt Service (at LIBOR Cap)

of each Senior Component.

For the purpose of this procedure, Depositor instructed us to calculate the “Annual Senior Component Debt Service” of each Senior Component as the product of:

i.	The “Senior Component,” as shown on the Final Data File,
ii.	The sum of:
(a)	The “First Mortgage Margin,” as shown on the Final Data File, and
(b)	The LIBOR assumption of 0.4000% that was provided by the Depositor and
iii.	365/360.

For the purpose of this procedure, Depositor instructed us to calculate the “Annual Senior Component Debt Service (at LIBOR Cap)” of each Senior Component as the product of:

i.	The “Senior Component,” as shown on the Final Data File,
ii.	The sum of the:
(a)	First Mortgage Margin and
(b)	LIBOR Cap,

both as shown on the Final Data File, and

iii.	365/360.

23.	Using the:
a.	Component B-1,
b.	Component B-2,
c.	First Mortgage Margin,
d.	LIBOR Cap,
e.	LIBOR Rounding Methodology and
f.	Accrual Basis

of each Component B-1, Component B-2 and Mortgage Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 0.4000% that was provided by the Depositor and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 23., we calculated the:

i.	Annual Junior Component Debt Service and
ii.	Annual Junior Component Debt Service (at LIBOR Cap)

of each Junior Component.

Attachment A Page 14 of 16

23. (continued)

For the purpose of this procedure, the Depositor instructed us to calculate the “Annual Junior Component Debt Service” of each Junior Component as the product of:

i.	The sum of the:
(a)	Component B-1 and
(b)	Component B-2,

both as shown on the Final Data File,

ii.	The sum of:
(a)	The “First Mortgage Margin,” as shown on the Final Data File and
(b)	The LIBOR assumption of 0.4000% that was provided by the Depositor and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to calculate the “Annual Junior Component Debt Service (at LIBOR Cap)” of each Junior Component as the product of:

i.	The sum of the:
(a)	Component B-1 and
(b)	Component B-2,

both as shown on the Final Data File,

ii.	The sum of the:
(a)	First Mortgage Margin and
(b)	LIBOR Cap,

both as shown on the Final Data File, and

iii.	365/360.

Attachment A Page 15 of 16

24.	Using the:
a.	Underwritten NOI ($),
b.	Underwritten Net Cash Flow ($),
c.	Senior Component,
d.	Component B-1 and
e.	Component B-2

of each Mortgaged Property, Senior Component, Component B-1 and Component B-2, as applicable, all as shown on the Final Data File and the:

i.	Annual Senior Component Debt Service,
ii.	Annual Senior Component Debt Service (at LIBOR Cap),
iii.	Annual Junior Component Debt Service and
iv.	Annual Junior Component Debt Service (at LIBOR Cap)

of each Senior Component and Junior Component, as applicable, as calculated in Items 22. and 23. of this Attachment A, we recalculated the:

(a)	Senior Component UW NCF DSCR,
(b)	Senior Component UW NCF DSCR at LIBOR Cap,
(c)	Senior Component UW NOI DY,
(d)	Senior Component UW NCF DY,
(e)	Junior Component UW NCF DSCR,
(f)	Junior Component UW NCF DSCR at LIBOR Cap,

(g)             Component B-1 UW NOI DY,

(h)             Component B-1 UW NCF DY,

(i)               Component B-2 UW NOI DY and

(j)               Component B-2 UW NCF DY

of each Senior Component, Junior Component, Component B-1 and Component B-2, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Depositor instructed us to use the value for each characteristic listed in (a) through (j) above for the Multiple Property Loan as the corresponding value for each characteristic listed in (a) through (j) above for each related Underlying Property.

25.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Subservicer Fee,
d.	CREFC Fee,
e.	Trustee & Paying Agent Fee and
f.	Senior Trust Advisor Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 16 of 16

26.	Using the:
a.	First Mortgage Margin and
b.	Admin. Fee %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “First Mortgage Net Margin” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site or Appraisal Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated (see Note 2)	Appraisal Report or Engineering Report
Units	Underwritten Rent Roll, Borrower Rent Roll, Master Lease or Appraisal Report
Unit Type	Underwritten Rent Roll, Borrower Rent Roll, Master Lease or Appraisal Report
Occupancy	Underwritten Rent Roll, Underwriting Summary, Borrower Rent Roll or Master Lease
Occupancy Date	Underwritten Rent Roll, Underwriting Summary, Borrower Rent Roll or Master Lease

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Date (see Note 3)	Phase II Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 4)	Seismic Report
Seismic PML % (see Note 4)	Seismic Report

Major Tenant Information: (see Note 5)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel

Exhibit 1 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Largest Tenant % of Total SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
2nd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
2nd Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
2nd Largest Tenant % of Total SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
3rd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
3rd Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
3rd Largest Tenant % of Total SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
3rd Largest Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
4th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
4th Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
4th Largest Tenant % of Total SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
4th Largest Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
5th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
5th Largest Tenant Unit Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
5th Largest Tenant % of Total SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
5th Largest Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel

Exhibit 1 to Attachment A

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

2012 Revenues	Underwriting Summary
2013 Revenues	Underwriting Summary
2014 Revenues	Underwriting Summary
Most Recent Revenues	Underwriting Summary
2012 Total Expenses (see Note 7)	Underwriting Summary
2013 Total Expenses (see Note 7)	Underwriting Summary
2014 Total Expenses (see Note 7)	Underwriting Summary
Most Recent Total Expenses (see Note 7)	Underwriting Summary
2012 NOI (see Note 7)	Underwriting Summary
2013 NOI (see Note 7)	Underwriting Summary
2014 NOI (see Note 7)	Underwriting Summary
Most Recent NOI (see Note 7)	Underwriting Summary
As of	Underwriting Summary
Underwritten Economic Occupancy	Underwriting Summary or Underwritten Rent Roll
Underwritten Total Revenue ($)	Underwriting Summary
Underwritten Total Expenses ($) (see Note 7)	Underwriting Summary
Underwritten NOI ($) (see Note 7)	Underwriting Summary
Underwritten Capital Items	Underwriting Summary
Underwritten Net Cash Flow ($)	Underwriting Summary

Hotel Operating Information: (see Note 8)

Characteristic	Source Document(s)

2012 ADR	Underwriting Summary
2012 RevPAR	Underwriting Summary
2012 Occupancy %	Underwriting Summary
2013 ADR	Underwriting Summary
2013 RevPAR	Underwriting Summary
2013 Occupancy %	Underwriting Summary
2014 ADR	Underwriting Summary
2014 RevPAR	Underwriting Summary
2014 Occupancy %	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary
Most Recent Occupancy %	Underwriting Summary
UW ADR	Underwriting Summary
UW RevPAR	Underwriting Summary
UW Occupancy %	Underwriting Summary

Exhibit 1 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow (see Note 9)	Servicer Tape or Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow (see Note 9)	Servicer Tape or Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Upfront Capex Reserve	Settlement Statement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement or Loan Modification Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Initial TI/LC Amount	Settlement Statement
Monthly TI/LC Reserve	Mortgage Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement or Loan Modification Agreement
Initial Debt Service Escrow	Settlement Statement
Monthly Debt Service Escrow	Mortgage Loan Agreement or Loan Modification Agreement
Other Escrow Description (see Note 10)	Mortgage Loan Agreement or Loan Modification Agreement
Other Escrow Initial Amount (see Note 10)	Settlement Statement
Other Escrow Monthly Amount (see Note 9)	Mortgage Loan Agreement, Loan Modification Agreement or Servicer Tape
Other Escrow Monthly Cap	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A

Whole Loan, Mortgage Loan, Subordinate Interest and Mezzanine Loan Information:

Characteristic	Source Document(s)

First Mortgage Original Balance	Mortgage Loan Agreement or Loan Modification Agreement
Whole Loan Original Balance	Mortgage Loan Agreement or Loan Modification Agreement
Additional Debt Type(s)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Mezzanine A Original Balance	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Mezzanine B Original Balance	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
B-Note Original Balance (see Note 11)	Mortgage Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note or Loan Modification Agreement
Payment Day of Month	Mortgage Loan Agreement or Loan Modification Agreement
Payment Date Business Day Convention	Mortgage Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Initial Maturity Date (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement or Loan Modification Agreement
Extension Options Description	Mortgage Loan Agreement or Loan Modification Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement or Loan Modification Agreement
Extension Spread Increase Description	Mortgage Loan Agreement or Loan Modification Agreement
Extension Test Description	Mortgage Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement or Loan Modification Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A

Whole Loan, Mortgage Loan, Subordinate Interest and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Balloon Grace Period Event of Default	Mortgage Loan Agreement or Loan Modification Agreement
Balloon Grace Period Event of Late Fee (see Note 13)	Mortgage Loan Agreement or Loan Modification Agreement
Amortization Type (for Initial Term and Extended Term)	Mortgage Loan Agreement or Loan Modification Agreement
Accrual Basis (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Interest Accrual Start (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Interest Accrual End (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Interest Rate Adjustment Frequency (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
LIBOR Rounding Methodology (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
LIBOR Lookback Days	Mortgage Loan Agreement or Loan Modification Agreement
LIBOR Floor (see Note 12)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
LIBOR Cap (see Note 12)	Interest Rate Cap Agreement, Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
LIBOR Cap After Extension	Mortgage Loan Agreement or Loan Modification Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap Provider Rating	Bloomberg Screenshots provided by the Depositor
First Mortgage Margin	Mortgage Loan Agreement or Loan Modification Agreement
B-Note Margin (see Note 11)	Mortgage Loan Agreement or Loan Modification Agreement
Whole Loan Margin	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A

Whole Loan, Mortgage Loan, Subordinate Interest and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mezzanine A Margin	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Mezzanine B Margin	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
First Mortgage Margin After Spread Increase	Mortgage Loan Agreement or Loan Modification Agreement
Original Lockout Payments	Mortgage Loan Agreement or Loan Modification Agreement
Lockout End Date (see Note 14)	Mortgage Loan Agreement or Loan Modification Agreement
Spread Maintenance	Mortgage Loan Agreement or Loan Modification Agreement
Open Payments	Mortgage Loan Agreement or Loan Modification Agreement
Prepayment String	Mortgage Loan Agreement or Loan Modification Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement or Loan Modification Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement or Loan Modification Agreement
Loan Purpose	Settlement Statement
Borrower Name	Mortgage Loan Agreement or Loan Modification Agreement
Principal / Loan Sponsor	Guaranty Agreement
Ownership Interest (see Note 15)	Pro Forma Title Policy or Final Title Policy
Ground Lease Expiration	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Extension Options	Ground Lease Agreement or Ground Lease Abstract
Annual Ground Lease Payment (see Note 16)	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Escalation Terms	Ground Lease Agreement or Ground Lease Abstract
Lockbox (Y/N)	Cash Management Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 17)	Cash Management Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Lockbox (If applicable)	Cash Management Agreement, Property Management Agreement or Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Partial Collateral Release Description	Mortgage Loan Agreement or Loan Modification Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Substitution Provision Description	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, we were instructed by the Depositor to ignore differences that are caused by standard postal abbreviations.

2.	For the Mortgage Loan identified on the Preliminary Data File as “Wyndham Lake Buena Vista” (the “Wyndham Lake Buena Vista Mortgage Loan”), the appraisal report Source Document indicated that renovations took place at the related Mortgaged Property in 2007. For this Mortgage Loan, the Depositor instructed us to use “2011” for the “Year Renovated” characteristic.

For the Mortgaged Properties securing the Mortgage Loan identified on the Preliminary Data File as “New England Hotel Portfolio” (the “New England Hotel Portfolio Mortgage Loan”), the Depositor provided an electronic data file labeled “NEP capex summary.png,” and instructed us to use this electronic data file as the Source Document for the purpose of comparing the “Year Renovated” characteristic.

3.	The Depositor instructed us to perform procedures on the “Phase II Date” characteristic only for Mortgaged Properties (if any) for which a phase II environmental report Source Document was included in the related loan file. For each Mortgaged Property that does not contain a phase II environmental report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Phase II Date” characteristic.

4.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics only for Mortgaged Properties (if any) for which a seismic report Source Document was included in the related loan file. For each Mortgaged Property that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “Seismic PML %” characteristics.

5.	For the purpose of comparing the “Major Tenant Information” characteristics for each Mortgaged Property on the Preliminary Data File, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Documents.

Additionally, for the purpose of comparing the “Major Tenant Information” characteristics for each Mortgaged Property on the Preliminary Data File, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown on the applicable Source Documents.

6.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $3 or less.

Exhibit 1 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the:
a.	2012 Total Expenses,
b.	2013 Total Expenses,
c.	2014 Total Expenses,
d.	Most Recent Total Expenses,
e.	Underwritten Total Expenses ($),
f.	2012 NOI,
g.	2013 NOI,
h.	2014 NOI,
i.	Most Recent NOI and
j.	Underwritten NOI ($)

characteristics for each Mortgaged Property with the “Property Type” characteristic of “Hotel” on the Preliminary Data File, we were instructed by the Depositor to increase the applicable total expenses value and decrease the applicable net operating income value on the underwriting summary Source Document by the respective FF&E reserve amount that is shown on the underwriting summary Source Document.

8.	The Depositor instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgaged Properties with the “Property Type” characteristic of “Hotel” on the Preliminary Data File. For each Mortgaged Property for which the “Property Type” characteristic is not “Hotel” on the Preliminary Data File, the Depositor instructed us to use “NAP” for the “Hotel Operating Information” characteristics.

9.	The “Servicer Tape” Source Document is a Microsoft Excel data file labeled “JPMCC 16-FL8 - Servicing Tape 20160304.xlsx” that was provided by the Depositor.

10.	For the Mortgage Loan identified on the Preliminary Data File as “Greenfield Industrial Portfolio” (the “Greenfield Industrial Portfolio Mortgage Loan”), the mortgage loan agreement Source Document indicates that a rent abatement reserve of $11,691 was established on the closing date of the Greenfield Industrial Portfolio Mortgage Loan. The Depositor indicated that this rent abatement reserve was disbursed prior to the Reference Date and instructed us to not include this reserve for the purpose of comparing the “Other Escrow Description” and “Other Escrow Initial Amount” characteristics for the Greenfield Industrial Portfolio Mortgage Loan.

Exhibit 1 to Attachment A

Notes: (continued)

11.	For the New England Hotel Portfolio Mortgage Loan, which is part of the Whole Loan that has the related Subordinate Interest, the mortgage loan agreement Source Document:
a.	Does not contain language indicating that the related Subordinate Interest is subordinate in payment priority to the New England Hotel Portfolio Mortgage Loan and
b.	Indicates that the debt service for the related Whole Loan will be distributed on a pro-rata basis to the New England Hotel Portfolio Mortgage Loan and the related Subordinate Interest, respectively.

For the purpose of the procedures described in this report with respect to the New England Hotel Portfolio Mortgage Loan, the Depositor instructed us to treat the Subordinate Interest as subordinate in payment priority to the New England Hotel Portfolio Mortgage Loan. Additionally, for the purpose of comparing the “B-Note Original Balance” and “B-Note Margin” characteristics for the New England Hotel Portfolio Mortgage Loan, the Depositor instructed us to use the original balance and margin information for the Subordinate Interest that is shown on the mortgage loan agreement Source Document.

12.	For the purpose of comparing the:
a.	First Payment Date,
b.	Initial Maturity Date,
c.	Fully Extended Maturity Date,
d.	Accrual Basis,
e.	Interest Accrual Start,
f.	Interest Accrual End,
g.	Interest Rate Adjustment Frequency,
h.	LIBOR Rounding Methodology,
i.	LIBOR Floor and
j.	LIBOR Cap

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for each Whole Loan and for the related Mezzanine Loan(s) associated with each Whole Loan (if applicable) that is shown on the applicable Source Documents.

Additionally, for each Whole Loan, the Depositor indicated that the characteristics listed in a. through j. above on the Preliminary Data File apply to the corresponding Mortgage Loan, Senior Component, Component B-1, Component B-2 and Subordinate Interest, as applicable, that are associated with such Whole Loan.

Exhibit 1 to Attachment A

Notes: (continued)

13.	For each Mortgage Loan, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown on the applicable Source Document, for the “Balloon Grace Period Event of Late Fee” characteristic if the mortgage loan agreement or loan modification agreement Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

14.	For the purpose of comparing the “Lockout End Date” characteristic for each Mortgage Loan, the Depositor instructed us to use the day prior to the first monthly payment date on which the borrower can voluntarily prepay the Mortgage Loan. For each Mortgage Loan with the “Original Lockout Payments” characteristic as “0” on the Preliminary Data File, the Depositor instructed us to use “NAP” for the “Lockout End Date” characteristic.

15.	For the Mortgaged Properties securing the New England Hotel Portfolio Mortgage Loan, the pro forma title policy Source Documents indicate that the related Mortgaged Properties are comprised of both fee simple and leasehold components. For these Mortgaged Properties, the Depositor instructed us to use “Fee” for the “Ownership Interest” characteristic.

16.	For the Wyndham Lake Buena Vista Mortgage Loan, the Depositor provided a Microsoft Excel data file labeled “TPG DISNEY Rent December 2014.xls,” and instructed us to use this data file as the Source Document for the purpose of comparing the “Annual Ground Lease Payment” characteristic.

17.	The Depositor instructed us to use the following definitions to compare the “Lockbox Type” characteristic:
a.	Hard – As of the origination of the Mortgage Loan, tenants pay rents to the lockbox account, and monthly debt service and reserve accounts are funded directly from the lockbox account,
b.	Soft – As of the origination of the Mortgage Loan, tenants pay rents to the related borrower or the property manager who are required to deposit the rent into the lockbox account, and monthly debt service and reserve accounts are funded directly from the lockbox account,
c.	Springing – As of the origination of the Mortgage Loan, no lockbox account is currently in place and the related borrower is responsible for paying monthly debt service and reserve accounts; however, upon the occurrence of certain trigger events described in the applicable Source Documents, the related borrower is required to implement either a hard lockbox or soft lockbox and
d.	CMA – As of the origination of the Mortgage Loan, tenants either pay rents to the lockbox (or to the related borrower or the property manager who are required to deposit the rent into the lockbox account), and the funds deposited in such lockbox account are transferred to the related borrower who pays debt service and funds all reserve accounts from amounts received. However, upon the occurrence of certain trigger events described in the applicable Source Documents, the lockbox account converts to a hard lockbox or soft lockbox.

Exhibit 1 to Attachment A

Notes: (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A
Page1 of 2

Provided Characteristics

Characteristic

Closing Status
Property No.
Loan / Property Name
Loan or Property
# of Properties
Senior Component (see Note 1)
Component B-1 (see Note 1)
Component B-2 (see Note 1)
Original Amortization Term (Excluding Extensions)
Remaining Amortization Term
Remaining Amortization Term (Including Extensions)
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
CREFC Fee
Trustee & Paying Agent Fee
Senior Trust Advisor Fee
Cash/Pmt Collection Function

Exhibit 2 to Attachment A

Notes:

1.	For each Mortgage Loan, the Depositor instructed us to use the information in the table below for the “Senior Component,” “Component B-1” and “Component B-2” characteristics:

Mortgage Loan x	Senior Component	Component B-1	Component B-2
New England Hotel Portfolio	$73,760,000	$22,140,000	$18,000,000
Riata Corporate Park	$74,930,000	$13,540,000	$4,030,000
Greenfield Industrial Portfolio	$33,480,000	$6,050,000	$4,395,000
Wyndham Lake Buena Vista	$16,610,000	$4,780,000	$2,810,000
Marriott Schaumburg	$14,760,000	$4,260,000	$3,765,000

For the New England Hotel Portfolio Mortgage Loan (as defined in Note 2 of Exhibit 1 to Attachment A) and Greenfield Industrial Portfolio Mortgage Loan (as defined in Note 10 of Exhibit 1 to Attachment A), which are both Multiple Property Loans (as defined in Item 7. of Attachment A), the Depositor instructed us to allocate the “Senior Component,” “Component B-1” and “Component B-2,” as applicable, of each Multiple Property Loan to the respective Underlying Properties (as defined in Item 7. of Attachment A) pro-rata based on the “First Mortgage Original Balance” (as defined in Exhibit 1 to Attachment A) for each Underlying Property that is shown on the applicable mortgage loan agreement or loan modification agreement Source Document.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics (including the information provided by the Depositor that is described in Note 1 above).